Interest Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member]	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Dec. 31, 2012 Mandatory Convertible Bonds [Member]	Dec. 31, 2011 Mandatory Convertible Bonds [Member]	Dec. 31, 2010 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Dec. 31, 2012 Loans Payable [Member]	Dec. 31, 2011 Loans Payable [Member]	Dec. 31, 2010 Loans Payable [Member]	Dec. 31, 2012 Bonds [Member]	Dec. 31, 2011 Bonds [Member]	Dec. 31, 2010 Bonds [Member]	Apr. 28, 2010 Bonds [Member] Rated Bonds Issued April 2010 [Member]
Interest And Debt Expense Abstract
Amortization of deferred loan fees	$ 15	$ 7	$ 20
Capital lease charges	6	5	5
Discounting of non-current trade and other debtors	5	0	6
Other	3	3	1
Interest Expense Borrowings	225	181	151
Less : Amounts capitalized on qualifying assets	(12)	(3)	0
Interest expense	213	178	151
Debt Instrument [Line Items]
Interest Expense Debt							27	25	22		47	47	13		18	10	19	74	56	38
Debt Instrument Interest Rate Stated Percentage				5.125%	5.375%	6.50%				3.50%				6.00%
Debt Instrument Face Amount				750.0	700.0	300.0				732.5				789.0							1,000.0
Once-off charge related to the cancellation of debt facilities	6		8
Unwinding of discount on convertible bonds							$ 30	$ 28	$ 27